UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-23772

Bluerock High Income Institutional Credit Fund

(Exact name of registrant as specified in charter)

1345 Avenue of the Americas, 32nd Floor,

New York, NY 10105

(Address of principal executive offices) (Zip code)

1-844-819-8287

(Registrant’s telephone number, including area code)

Jason Emala, Esq.

Bluerock Asset Management, LLC

1345 Avenue of the Americas, 32nd Floor

New York, NY 10105

(Name and address of agent for service)

Date of fiscal year end: September 30

Date of reporting period: July 1, 2021 - June 30, 2022

Item 1 – Proxy Voting Record.

The Registrant did not hold any voting securities and accordingly did not vote any proxies during the reporting period.

SIGNATURE

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Bluerock High Income Institutional Credit Fund

By:	/s/ Jordan Ruddy
Jordan Ruddy
President

Date:	August 18, 2022